Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Related Parties Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others		$ 316
Revenue Expenses [Member]
IfrsStatementLineItems [Line Items]
Others		$ (1,112)	$ (1,685)